Options and Warrants (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected volatility	100.00%
Risk-free interest rate	1.90%
Expected dividends	0.00%	0.00%
Minimum [Member]
Expected volatility		86.00%
Risk-free interest rate		0.89%
Expected term in years	3 years	3 years
Maximum [Member]
Expected volatility		110.00%
Risk-free interest rate		1.21%
Expected term in years	5 years	5 years